Long-term Debt and Interest Rate Swap - Schedule of Debt (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Discount	$ (15,071)	$ (16,770)	$ (21,970)
Deferred financing	(5,070)	(5,489)	(5,493)
Current portion	(23,338)	(23,338)	(18,244)
Long‑term debt, net of current portion	$ 945,660	$ 947,678	$ 859,980
UBS First Lien
Debt Instrument [Line Items]
Interest Rate	6.44%	6.08%	5.75%
Total debt	$ 540,689	$ 542,137	$ 547,928
Cortland First Lien
Debt Instrument [Line Items]
Interest Rate	7.73%	7.35%	0.00%
Total debt	$ 204,250	$ 206,938	$ 0
UBS Second Lien
Debt Instrument [Line Items]
Interest Rate	10.44%	10.08%	9.75%
Total debt	$ 244,200	$ 244,200	$ 244,200
UBS / B1 loans
Debt Instrument [Line Items]
Interest Rate			7.75%
Total debt	$ 0	$ 0	$ 113,559